Cash and Cash Equivalents (Tables)	9 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents consisted of the following items:

	September 30, 2025	December 31, 2024

Cash and cash equivalents at banks and on hand	302	479
Cash equivalents with original maturity of less than three months	170	195
Cash and cash equivalents, as presented in the consolidated statement of cash flows	472	674